JPMorgan Corporate Bond Fund
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 93.8%
Aerospace & Defense — 3.0%
BAE Systems plc (United Kingdom) 3.40%, 4/15/2030 (a)	685	610
Boeing Co. (The)
2.20%, 2/4/2026	934	849
3.25%, 2/1/2035	515	390
3.83%, 3/1/2059	190	124
3.95%, 8/1/2059	534	368
L3Harris Technologies, Inc. 4.40%, 6/15/2028	620	599
Leidos, Inc. 2.30%, 2/15/2031	292	226
Lockheed Martin Corp.
5.25%, 1/15/2033	566	589
4.50%, 5/15/2036	345	332
5.70%, 11/15/2054	115	125
Raytheon Technologies Corp.
4.13%, 11/16/2028	660	640
1.90%, 9/1/2031	388	309
2.38%, 3/15/2032	652	535
3.75%, 11/1/2046	248	197
		5,893
Air Freight & Logistics — 0.1%
FedEx Corp. 3.25%, 5/15/2041	258	187
Automobiles — 0.1%
General Motors Co. 5.15%, 4/1/2038	181	160
Banks — 20.6%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (b)	200	145
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.70%, 6/30/2024 (b)	800	774
5.15%, 8/18/2025	800	795
5.29%, 8/18/2027	1,000	970
Bank of America Corp.
(SOFR + 1.75%), 4.83%, 7/22/2026 (b)	410	405
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028 (b)	519	488
(SOFR + 2.04%), 4.95%, 7/22/2028 (b)	230	225
(ICE LIBOR USD 3 Month + 1.21%), 3.97%, 2/7/2030 (b)	462	425
(ICE LIBOR USD 3 Month + 1.19%), 2.88%, 10/22/2030 (b)	664	567
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (b)	170	138
(SOFR + 1.32%), 2.69%, 4/22/2032 (b)	1,012	820
(SOFR + 1.22%), 2.30%, 7/21/2032 (b)	1,324	1,037
(SOFR + 1.21%), 2.57%, 10/20/2032 (b)	648	516
(SOFR + 1.33%), 2.97%, 2/4/2033 (b)	540	441
(SOFR + 1.83%), 4.57%, 4/27/2033 (b)	250	233
(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038 (b)	16	14
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	811	566
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (b)	335	328
Bank of Montreal (Canada) Series H, 4.70%, 9/14/2027	645	638

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Bank of Nova Scotia (The) (Canada)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (b)	295	254
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.62%, 10/27/2081 (b)	208	150
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.30%, 8/9/2026 (b)	1,805	1,775
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.39%, 11/2/2028 (b)	340	352
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.44%, 11/2/2033 (b)	250	265
BNP Paribas SA (France) (ICE LIBOR USD 3 Month + 1.11%), 2.82%, 11/19/2025 (a) (b)	600	565
Citigroup, Inc.
(SOFR + 1.55%), 5.61%, 9/29/2026 (b)	569	571
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (b)	2,536	2,392
(SOFR + 1.89%), 4.66%, 5/24/2028 (b)	296	288
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (b)	277	257
(SOFR + 1.42%), 2.98%, 11/5/2030 (b)	687	586
(SOFR + 2.11%), 2.57%, 6/3/2031 (b)	476	390
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	2	2
(SOFR + 2.09%), 4.91%, 5/24/2033 (b)	250	238
Commonwealth Bank of Australia (Australia)
2.69%, 3/11/2031 (a)	265	202
3.78%, 3/14/2032 (a)	395	324
Cooperatieve Rabobank UA (Netherlands) 3.75%, 7/21/2026	378	355
Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (a) (b) (c) (d)	202	205
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (a) (b)	613	532
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.30%, 4/1/2028 (a) (b)	660	604
DNB Bank ASA (Norway) (SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (b)	760	760
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (b)	944	899
(SOFR + 3.03%), 7.34%, 11/3/2026 (b)	760	794
(SOFR + 1.10%), 2.25%, 11/22/2027 (b)	630	543
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (b)	844	774
(SOFR + 2.11%), 4.75%, 6/9/2028 (b)	610	578
(SOFR + 2.61%), 5.21%, 8/11/2028 (b)	1,030	994
(SOFR + 3.35%), 7.39%, 11/3/2028 (b)	455	477
(SOFR + 1.29%), 2.21%, 8/17/2029 (b)	690	558
ING Groep NV (Netherlands) (SOFR + 1.64%), 3.87%, 3/28/2026 (b)	1,000	961
Intesa Sanpaolo SpA (Italy) 7.00%, 11/21/2025 (a)	258	262
KeyBank NA (SOFR + 0.34%), 0.42%, 1/3/2024 (b)	650	647
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (b)	715	675
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	1,000	870
National Australia Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (b)	385	323
NatWest Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (b)	880	917
Nordea Bank Abp (Finland) (USD Swap Semi 5 Year + 1.69%), 4.62%, 9/13/2033 (a) (b)	1,368	1,266
Santander UK Group Holdings plc (United Kingdom) (SOFR + 2.75%), 6.83%, 11/21/2026 (b)	770	778

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	915	791
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (b)	1,132	982
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a) (b)	350	269
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.78%, 11/16/2025 (a) (b)	270	279
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (a) (b)	635	587
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (b)	800	844
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	368	312
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	375	348
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028 (b)	529	491
(SOFR + 1.98%), 4.81%, 7/25/2028 (b)	1,200	1,172
(SOFR + 1.50%), 3.35%, 3/2/2033 (b)	775	663
(SOFR + 2.10%), 4.90%, 7/25/2033 (b)	550	530
Westpac Banking Corp. (Australia)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 2.67%, 11/15/2035 (b)	307	226
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.02%, 11/18/2036 (b)	336	248
		40,650
Beverages — 1.6%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	566	543
Anheuser-Busch InBev Finance, Inc. (Belgium)
4.70%, 2/1/2036	543	521
4.00%, 1/17/2043	243	209
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	375	343
4.35%, 6/1/2040	348	314
4.60%, 4/15/2048	21	19
4.50%, 6/1/2050	174	157
Coca-Cola Co. (The) 2.50%, 6/1/2040	193	143
Diageo Capital plc (United Kingdom) 5.50%, 1/24/2033	200	211
Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	488	347
Pernod Ricard International Finance LLC 1.63%, 4/1/2031 (a)	547	422
		3,229
Biotechnology — 1.7%
AbbVie, Inc.
4.50%, 5/14/2035	275	260
4.05%, 11/21/2039	526	460
4.40%, 11/6/2042	386	345
4.25%, 11/21/2049	512	440
Amgen, Inc.
2.45%, 2/21/2030	240	205
3.15%, 2/21/2040	394	303
2.80%, 8/15/2041	192	138
3.00%, 1/15/2052	206	137
4.20%, 2/22/2052	180	147

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
Biogen, Inc. 2.25%, 5/1/2030	113	93
Gilead Sciences, Inc. 2.60%, 10/1/2040	353	252
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	662	520
		3,300
Capital Markets — 8.3%
Credit Suisse Group AG (Switzerland)
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	716	634
(SOFR + 5.02%), 9.02%, 11/15/2033 (a) (b)	645	655
Deutsche Bank AG (Germany) (SOFR + 1.87%), 2.13%, 11/24/2026 (b)	450	394
Goldman Sachs Group, Inc. (The)
5.70%, 11/1/2024	879	889
(SOFR + 0.80%), 1.43%, 3/9/2027 (b)	243	214
(SOFR + 1.51%), 4.39%, 6/15/2027 (b)	1,050	1,013
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	340	298
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	884	789
(SOFR + 1.85%), 3.62%, 3/15/2028 (b)	1,131	1,052
(SOFR + 1.73%), 4.48%, 8/23/2028 (b)	735	706
(SOFR + 1.28%), 2.62%, 4/22/2032 (b)	53	43
(SOFR + 1.25%), 2.38%, 7/21/2032 (b)	392	310
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (b)	543	458
Intercontinental Exchange, Inc. 4.95%, 6/15/2052	170	163
Macquarie Group Ltd. (Australia)
(SOFR + 1.00%), 1.94%, 4/14/2028 (a) (b)	432	363
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (a) (b)	35	31
Mellon Capital IV Series 1, (ICE LIBOR USD 3 Month + 0.57%), 4.09%, 12/31/2164 (b) (c) (d)	228	179
Moody's Corp. 2.55%, 8/18/2060	262	150
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (b)	1,385	1,220
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	668	581
(SOFR + 1.61%), 4.21%, 4/20/2028 (b)	988	941
(SOFR + 2.24%), 6.30%, 10/18/2028 (b)	505	523
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (b)	675	638
(SOFR + 1.02%), 1.93%, 4/28/2032 (b)	90	69
(SOFR + 1.18%), 2.24%, 7/21/2032 (b)	202	158
(SOFR + 1.20%), 2.51%, 10/20/2032 (b)	673	535
(SOFR + 1.36%), 2.48%, 9/16/2036 (b)	480	357
(SOFR + 1.43%), 2.80%, 1/25/2052 (b)	248	160
S&P Global, Inc.
2.90%, 3/1/2032 (a)	418	360
2.30%, 8/15/2060	124	71
State Street Corp. (SOFR + 1.72%), 5.82%, 11/4/2028 (b)	320	331
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 4.49%, 8/5/2025 (a) (b)	1,445	1,415
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (b)	455	387
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (a) (b)	399	311
		16,398

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — 0.5%
Albemarle Corp. 5.05%, 6/1/2032	100	96
Celanese US Holdings LLC 6.05%, 3/15/2025	230	229
CF Industries, Inc. 5.15%, 3/15/2034	402	384
Nutrien Ltd. (Canada)
5.90%, 11/7/2024	88	89
5.95%, 11/7/2025	151	154
		952
Commercial Services & Supplies — 0.0% ^
RELX Finance BV (United Kingdom) 0.88%, 3/10/2032 (e)	100	83
Consumer Finance — 1.4%
AerCap Ireland Capital DAC (Ireland)
1.75%, 1/30/2026	380	335
2.45%, 10/29/2026	219	192
3.88%, 1/23/2028	150	135
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (a)	213	208
2.88%, 2/15/2025 (a)	343	315
2.13%, 2/21/2026 (a)	190	163
Capital One Financial Corp. (SOFR + 1.79%), 3.27%, 3/1/2030 (b)	948	812
General Motors Financial Co., Inc.
3.85%, 1/5/2028	22	20
2.40%, 10/15/2028	600	500
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (a)	21	21
		2,701
Diversified Consumer Services — 0.2%
Pepperdine University Series 2020, 3.30%, 12/1/2059	50	32
Trustees of Boston University Series Ee, 3.17%, 10/1/2050	317	223
University of Chicago (The) Series 20B, 2.76%, 4/1/2045	127	97
University of Miami Series 2022, 4.06%, 4/1/2052	140	116
		468
Diversified Financial Services — 1.3%
Corebridge Financial, Inc. 3.65%, 4/5/2027 (a)	390	365
EDP Finance BV (Portugal)
6.30%, 10/11/2027 (a)	300	305
1.71%, 1/24/2028 (a)	570	471
National Rural Utilities Cooperative Finance Corp.
1.35%, 3/15/2031	800	599
5.80%, 1/15/2033	145	153
NTT Finance Corp. (Japan) 4.37%, 7/27/2027 (a)	205	202
Pine Street Trust I 4.57%, 2/15/2029 (a)	330	307
Shell International Finance BV (Netherlands) 3.63%, 8/21/2042	200	164
		2,566
Diversified Telecommunication Services — 3.1%
AT&T, Inc.
2.55%, 12/1/2033	770	605

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
3.50%, 6/1/2041	826	631
3.55%, 9/15/2055	791	555
CCO Holdings LLC 4.50%, 8/15/2030 (a)	240	202
Sprint Capital Corp. 6.88%, 11/15/2028	700	742
Telefonica Emisiones SA (Spain) 4.67%, 3/6/2038	613	499
Verizon Communications, Inc.
1.75%, 1/20/2031	1,169	916
2.55%, 3/21/2031	688	573
2.36%, 3/15/2032	363	291
4.27%, 1/15/2036	1,244	1,110
		6,124
Electric Utilities — 9.3%
AEP Texas, Inc. 4.70%, 5/15/2032	70	67
AEP Transmission Co. LLC
Series N, 2.75%, 8/15/2051	185	118
Series O, 4.50%, 6/15/2052	100	89
Alfa Desarrollo SpA (Chile) 4.55%, 9/27/2051 (a)	199	145
Alliant Energy Finance LLC 4.25%, 6/15/2028 (a)	181	170
American Electric Power Co., Inc.
5.75%, 11/1/2027	150	154
5.95%, 11/1/2032	210	222
American Transmission Systems, Inc. 2.65%, 1/15/2032 (a)	480	392
Appalachian Power Co.
Series AA, 2.70%, 4/1/2031	298	246
6.38%, 4/1/2036	22	23
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	187	133
2.90%, 6/15/2050	294	198
4.55%, 6/1/2052	100	90
Commonwealth Edison Co. 3.70%, 3/1/2045	202	159
Duke Energy Carolinas LLC
4.25%, 12/15/2041	335	292
4.00%, 9/30/2042	488	410
Duke Energy Indiana LLC
3.75%, 5/15/2046	220	173
2.75%, 4/1/2050	190	122
Duke Energy Progress LLC
3.40%, 4/1/2032	180	160
2.90%, 8/15/2051	180	120
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027 (a)	179	161
Edison International 4.95%, 4/15/2025	437	431
Emera US Finance LP (Canada)
3.55%, 6/15/2026	325	305
2.64%, 6/15/2031	254	200
4.75%, 6/15/2046	266	211
Emera, Inc. (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (b)	348	329

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Enel Finance International NV (Italy)
2.25%, 7/12/2031 (a)	420	313
5.00%, 6/15/2032 (a)	570	518
Entergy Arkansas LLC 4.95%, 12/15/2044	153	136
Entergy Louisiana LLC
2.35%, 6/15/2032	414	332
4.95%, 1/15/2045	441	400
Entergy Mississippi LLC 3.50%, 6/1/2051	89	65
Entergy Texas, Inc.
4.00%, 3/30/2029	25	24
1.75%, 3/15/2031	155	121
5.00%, 9/15/2052	270	249
Evergy, Inc. 2.90%, 9/15/2029	91	79
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	1,438	1,309
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (a)	210	171
Florida Power & Light Co. 4.05%, 6/1/2042	44	38
Indianapolis Power & Light Co. 5.65%, 12/1/2032 (a)	380	394
ITC Holdings Corp.
4.95%, 9/22/2027 (a)	370	368
2.95%, 5/14/2030 (a)	1,006	855
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (a)	260	251
2.75%, 3/1/2032 (a)	329	268
Louisville Gas and Electric Co. 4.65%, 11/15/2043	65	56
Massachusetts Electric Co. 1.73%, 11/24/2030 (a)	510	385
Metropolitan Edison Co. 4.00%, 4/15/2025 (a)	46	44
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	70	66
Monongahela Power Co. 3.55%, 5/15/2027 (a)	495	466
Nevada Power Co. Series CC, 3.70%, 5/1/2029	600	564
NextEra Energy Capital Holdings, Inc. 5.00%, 7/15/2032	115	115
Niagara Mohawk Power Corp. 4.28%, 12/15/2028 (a)	270	252
Ohio Power Co. Series R, 2.90%, 10/1/2051	328	218
Pacific Gas and Electric Co.
3.50%, 6/15/2025	166	157
4.50%, 7/1/2040	252	201
4.25%, 3/15/2046	238	169
3.95%, 12/1/2047	508	354
PacifiCorp
2.70%, 9/15/2030	152	130
3.30%, 3/15/2051	197	142
2.90%, 6/15/2052	386	260
PECO Energy Co. 2.80%, 6/15/2050	296	197
Public Service Co. of Colorado
Series 36, 2.70%, 1/15/2051	185	121
Series 39, 4.50%, 6/1/2052	165	148
Public Service Electric and Gas Co. 2.05%, 8/1/2050	190	107

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Southern California Edison Co.
5.85%, 11/1/2027	270	279
Series B, 3.65%, 3/1/2028	54	50
5.95%, 11/1/2032	365	387
Series 13-A, 3.90%, 3/15/2043	5	4
Series C, 3.60%, 2/1/2045	86	63
Southwestern Electric Power Co. Series J, 3.90%, 4/1/2045	89	68
Tucson Electric Power Co. 1.50%, 8/1/2030	222	171
Union Electric Co.
2.95%, 3/15/2030	600	529
3.90%, 4/1/2052	100	82
Virginia Electric and Power Co. 2.45%, 12/15/2050	698	423
Vistra Operations Co. LLC
4.88%, 5/13/2024 (a)	376	367
3.55%, 7/15/2024 (a)	372	357
3.70%, 1/30/2027 (a)	40	37
4.30%, 7/15/2029 (a)	427	386
		18,366
Electrical Equipment — 0.0% ^
Rockwell Automation, Inc. 2.80%, 8/15/2061	160	97
Energy Equipment & Services — 0.1%
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	223	210
Entertainment — 2.3%
Activision Blizzard, Inc. 2.50%, 9/15/2050	360	228
Electronic Arts, Inc.
1.85%, 2/15/2031	262	210
2.95%, 2/15/2051	292	199
Netflix, Inc.
4.88%, 4/15/2028	199	193
3.88%, 11/15/2029 (e)	500	497
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	190	180
4.00%, 4/14/2032	120	107
Walt Disney Co. (The)
2.65%, 1/13/2031	700	602
3.50%, 5/13/2040	203	167
3.60%, 1/13/2051	100	79
Warnermedia Holdings, Inc.
3.76%, 3/15/2027 (a)	515	469
4.05%, 3/15/2029 (a)	292	256
4.28%, 3/15/2032 (a)	703	597
5.05%, 3/15/2042 (a)	426	341
WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	500	433
		4,558

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — 1.9%
American Tower Corp. 2.75%, 1/15/2027	534	483
Corporate Office Properties LP
2.00%, 1/15/2029	100	77
2.75%, 4/15/2031	124	94
Crown Castle, Inc. 3.10%, 11/15/2029	269	236
Essex Portfolio LP 2.65%, 9/1/2050	396	230
Life Storage LP 4.00%, 6/15/2029	368	330
National Retail Properties, Inc. 3.00%, 4/15/2052	156	95
Office Properties Income Trust 2.65%, 6/15/2026	423	316
Regency Centers LP
2.95%, 9/15/2029	394	331
3.70%, 6/15/2030	116	101
UDR, Inc. 3.00%, 8/15/2031	13	11
WEA Finance LLC (France) 2.88%, 1/15/2027 (a)	550	471
Welltower, Inc.
2.75%, 1/15/2032	320	254
3.85%, 6/15/2032	184	160
WP Carey, Inc.
2.40%, 2/1/2031	583	464
2.45%, 2/1/2032	110	85
		3,738
Food & Staples Retailing — 0.1%
7-Eleven, Inc. 2.80%, 2/10/2051 (a)	452	282
Food Products — 0.5%
JBS USA LUX SA 5.75%, 4/1/2033 (a)	630	610
Smithfield Foods, Inc. 3.00%, 10/15/2030 (a)	403	311
		921
Gas Utilities — 0.1%
Atmos Energy Corp. 5.45%, 10/15/2032	70	73
Southern California Gas Co.
4.45%, 3/15/2044	25	21
6.35%, 11/15/2052	140	158
		252
Health Care Equipment & Supplies — 0.2%
Alcon Finance Corp. (Switzerland) 5.75%, 12/6/2052 (a)	265	268
Zimmer Biomet Holdings, Inc. 4.45%, 8/15/2045	152	122
		390
Health Care Providers & Services — 4.0%
Aetna, Inc.
4.13%, 11/15/2042	178	146
4.75%, 3/15/2044	193	171
3.88%, 8/15/2047	372	289
Cigna Corp.
3.20%, 3/15/2040	245	188
3.40%, 3/15/2050	262	189

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	19	14
CVS Health Corp.
1.75%, 8/21/2030	681	542
4.78%, 3/25/2038	384	355
2.70%, 8/21/2040	449	316
Elevance Health, Inc.
4.63%, 5/15/2042	237	216
4.65%, 1/15/2043	269	248
6.10%, 10/15/2052	60	65
HCA, Inc.
5.88%, 2/15/2026	674	680
5.38%, 9/1/2026	775	772
4.50%, 2/15/2027	687	660
5.63%, 9/1/2028	583	582
5.88%, 2/1/2029	162	163
4.13%, 6/15/2029	392	358
3.50%, 9/1/2030	369	317
Memorial Health Services 3.45%, 11/1/2049	44	33
New York and Presbyterian Hospital (The) 2.26%, 8/1/2040	482	321
Texas Health Resources Series 2019, 3.37%, 11/15/2051	35	25
UnitedHealth Group, Inc.
3.50%, 8/15/2039	434	359
2.75%, 5/15/2040	287	213
3.05%, 5/15/2041	152	116
2.90%, 5/15/2050	170	118
3.25%, 5/15/2051	103	76
4.75%, 5/15/2052	172	163
5.88%, 2/15/2053	250	277
		7,972
Hotels, Restaurants & Leisure — 0.5%
Marriott International, Inc. Series FF, 4.63%, 6/15/2030	360	338
McDonald's Corp. 1.88%, 5/26/2027 (e)	600	591
		929
Household Durables — 0.2%
MDC Holdings, Inc. 2.50%, 1/15/2031	521	370
Independent Power and Renewable Electricity Producers — 1.2%
AES Corp. (The)
3.30%, 7/15/2025 (a)	634	594
3.95%, 7/15/2030 (a)	223	195
Alexander Funding Trust 1.84%, 11/15/2023 (a)	1,045	985
Constellation Energy Generation LLC 5.60%, 6/15/2042	344	336
Southern Power Co.
5.15%, 9/15/2041	29	26
Series F, 4.95%, 12/15/2046	350	303
		2,439

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Industrial Conglomerates — 0.7%
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	918	867
Honeywell International, Inc. 5.00%, 2/15/2033	455	468
		1,335
Insurance — 1.1%
Berkshire Hathaway Finance Corp.
2.88%, 3/15/2032	513	452
4.20%, 8/15/2048	114	103
2.85%, 10/15/2050	406	278
3.85%, 3/15/2052	288	235
Guardian Life Insurance Co. of America (The) 4.88%, 6/19/2064 (a)	140	120
MetLife, Inc. 4.13%, 8/13/2042	54	46
Nationwide Mutual Insurance Co. 4.35%, 4/30/2050 (a)	290	222
New York Life Global Funding 1.20%, 8/7/2030 (a)	320	247
New York Life Insurance Co. 4.45%, 5/15/2069 (a)	180	148
Northwestern Mutual Life Insurance Co. (The) 3.85%, 9/30/2047 (a)	80	62
Teachers Insurance & Annuity Association of America (ICE LIBOR USD 3 Month + 2.66%), 4.38%, 9/15/2054 (a) (b)	224	214
		2,127
Interactive Media & Services — 0.1%
Meta Platforms, Inc. 3.85%, 8/15/2032 (a)	330	295
Internet & Direct Marketing Retail — 0.6%
Amazon.com, Inc.
3.88%, 8/22/2037	449	404
2.50%, 6/03/2050	401	262
3.10%, 5/12/2051	150	109
3.95%, 4/13/2052	175	150
2.70%, 6/3/2060	262	166
		1,091
IT Services — 0.1%
Global Payments, Inc. 3.20%, 8/15/2029	338	289
Life Sciences Tools & Services — 0.1%
Danaher Corp. 2.80%, 12/10/2051	176	121
Media — 3.1%
Charter Communications Operating LLC
2.25%, 1/15/2029	1,055	863
6.38%, 10/23/2035	601	591
3.50%, 6/1/2041	322	218
3.50%, 3/1/2042	160	108
3.70%, 4/1/2051	159	101
3.90%, 6/1/2052	235	156
Comcast Corp.
2.65%, 2/1/2030	300	262
5.50%, 11/15/2032	385	404
3.20%, 7/15/2036	790	649
3.75%, 4/1/2040	6	5
2.80%, 1/15/2051	280	183

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
2.45%, 8/15/2052	934	566
2.94%, 11/1/2056	592	384
Cox Communications, Inc. 4.80%, 2/1/2035 (a)	184	166
Discovery Communications LLC
3.95%, 3/20/2028	921	827
4.00%, 9/15/2055	176	113
Paramount Global (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.37%, 3/30/2062 (b)	135	112
Time Warner Cable LLC
5.88%, 11/15/2040	290	257
4.50%, 9/15/2042	89	67
		6,032
Metals & Mining — 1.4%
BHP Billiton Finance Ltd. (Australia) Series 10, 3.25%, 9/24/2027 (e)	650	683
Freeport-McMoRan, Inc.
4.13%, 3/1/2028	175	160
5.25%, 9/1/2029	808	772
4.25%, 3/1/2030	259	231
Glencore Funding LLC (Australia)
2.50%, 9/1/2030 (a)	172	139
2.85%, 4/27/2031 (a)	442	364
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	529	461
		2,810
Multiline Retail — 0.2%
Target Corp. 4.50%, 9/15/2032	335	328
Multi-Utilities — 2.0%
Ameren Corp.
1.75%, 3/15/2028	297	250
3.50%, 1/15/2031	172	153
Ameren Illinois Co. 5.90%, 12/1/2052	30	33
NiSource, Inc.
2.95%, 9/1/2029	446	391
1.70%, 2/15/2031	343	264
Public Service Enterprise Group, Inc. 5.85%, 11/15/2027	950	979
Puget Energy, Inc. 2.38%, 6/15/2028	320	274
San Diego Gas & Electric Co. Series XXX, 3.00%, 3/15/2032	468	404
Southern Co. Gas Capital Corp.
Series 20-A, 1.75%, 1/15/2031	354	271
5.15%, 9/15/2032	795	786
Series 21A, 3.15%, 9/30/2051	140	92
WEC Energy Group, Inc. 5.15%, 10/1/2027	37	37
		3,934
Oil, Gas & Consumable Fuels — 6.5%
Aker BP ASA (Norway) 3.10%, 7/15/2031 (a)	769	634
BP Capital Markets America, Inc.
2.72%, 1/12/2032	419	355

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
3.06%, 6/17/2041	165	126
2.77%, 11/10/2050	136	90
2.94%, 6/4/2051	241	165
Buckeye Partners LP 5.60%, 10/15/2044	25	19
Cheniere Energy Partners LP 3.25%, 1/31/2032	647	527
Chevron USA, Inc. 2.34%, 8/12/2050	237	154
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	180	178
ConocoPhillips Co. 4.03%, 3/15/2062	181	148
Continental Resources, Inc. 2.27%, 11/15/2026 (a)	256	221
Devon Energy Corp. 4.50%, 1/15/2030	527	494
Diamondback Energy, Inc. 3.50%, 12/1/2029	243	216
Energy Transfer LP
4.00%, 10/1/2027	262	246
5.80%, 6/15/2038	648	601
5.30%, 4/1/2044	95	81
Enterprise Products Operating LLC
3.20%, 2/15/2052	401	271
3.30%, 2/15/2053	264	181
EQT Corp. 3.90%, 10/1/2027	256	237
Exxon Mobil Corp.
3.00%, 8/16/2039	492	385
3.10%, 8/16/2049	185	136
Flex Intermediate Holdco LLC 3.36%, 6/30/2031 (a)	579	462
Gray Oak Pipeline LLC 2.00%, 9/15/2023 (a)	508	494
Kinder Morgan Energy Partners LP 4.70%, 11/1/2042	564	474
Kinder Morgan, Inc.
4.80%, 2/1/2033	670	630
3.25%, 8/1/2050	112	74
ONEOK, Inc. 6.10%, 11/15/2032	268	273
Petroleos Mexicanos (Mexico) 6.50%, 3/13/2027	385	347
Phillips 66 2.15%, 12/15/2030	218	177
Phillips 66 Co. 3.15%, 12/15/2029 (a)	750	664
Pioneer Natural Resources Co. 1.90%, 8/15/2030	296	237
Sabine Pass Liquefaction LLC
5.00%, 3/15/2027	273	269
4.20%, 3/15/2028	1,620	1,529
Santos Finance Ltd. (Australia) 3.65%, 4/29/2031 (a)	482	385
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	558	425
3.13%, 5/29/2050	105	76
TransCanada PipeLines Ltd. (Canada) 4.63%, 3/1/2034	686	633
Williams Cos., Inc. (The) 2.60%, 3/15/2031	260	214
		12,828
Personal Products — 0.2%
GSK Consumer Healthcare Capital US LLC 3.38%, 3/24/2027	370	345

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co.
2.35%, 11/13/2040	55	39
2.55%, 11/13/2050	587	386
3.70%, 3/15/2052	516	419
Merck & Co., Inc.
2.15%, 12/10/2031	332	276
2.75%, 12/10/2051	357	247
Pfizer, Inc. 2.70%, 5/28/2050	88	62
Roche Holdings, Inc.
2.08%, 12/13/2031 (a)	873	721
2.61%, 12/13/2051 (a)	265	177
Royalty Pharma plc 3.35%, 9/2/2051	324	209
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	630	630
2.05%, 3/31/2030	655	539
Zoetis, Inc.
2.00%, 5/15/2030	401	330
5.60%, 11/16/2032	180	189
4.70%, 2/1/2043	176	163
		4,387
Real Estate Management & Development — 0.0% ^
Country Garden Holdings Co. Ltd. (China) 4.80%, 8/6/2030 (e)	200	73
Road & Rail — 1.7%
Burlington Northern Santa Fe LLC
4.15%, 4/1/2045	312	273
3.90%, 8/1/2046	105	88
3.05%, 2/15/2051	167	119
Canadian Pacific Railway Co. (Canada)
2.05%, 3/05/2030	519	429
3.10%, 12/2/2051	190	133
CSX Corp. 2.50%, 5/15/2051	692	432
Kansas City Southern
2.88%, 11/15/2029	392	342
4.95%, 8/15/2045	130	119
3.50%, 5/1/2050	280	203
Norfolk Southern Corp.
3.95%, 10/1/2042	98	82
3.05%, 5/15/2050	329	226
4.55%, 6/1/2053	95	84
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (a)	155	143
Union Pacific Corp.
3.60%, 9/15/2037	529	457
4.38%, 9/10/2038	48	44
3.55%, 8/15/2039	222	187
		3,361

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — 3.2%
Advanced Micro Devices, Inc.
3.92%, 6/1/2032	305	288
4.39%, 6/1/2052	65	58
Broadcom Corp.
3.88%, 1/15/2027	214	203
3.50%, 1/15/2028	1,193	1,091
Broadcom, Inc. 4.11%, 9/15/2028	312	292
Intel Corp. 3.05%, 8/12/2051	440	299
KLA Corp. 4.95%, 7/15/2052	240	231
NXP BV (China)
5.35%, 3/1/2026	799	794
4.40%, 6/1/2027	160	153
5.00%, 1/15/2033	497	472
3.25%, 5/11/2041	101	71
Qorvo, Inc. 4.38%, 10/15/2029	618	548
QUALCOMM, Inc. 6.00%, 5/20/2053	370	403
TSMC Arizona Corp. (Taiwan) 2.50%, 10/25/2031	250	206
TSMC Global Ltd. (Taiwan) 2.25%, 4/23/2031 (a)	940	764
Xilinx, Inc. 2.38%, 6/1/2030	454	386
		6,259
Software — 2.1%
Microsoft Corp.
3.70%, 8/8/2046	130	115
2.92%, 3/17/2052	176	130
2.68%, 6/1/2060	174	118
Oracle Corp.
2.95%, 4/1/2030	219	188
3.80%, 11/15/2037	424	336
3.60%, 4/1/2040	942	707
3.60%, 4/1/2050	502	349
Roper Technologies, Inc. 2.95%, 9/15/2029	1,208	1,058
VMware, Inc. 4.70%, 5/15/2030	1,313	1,233
		4,234
Specialty Retail — 0.7%
Home Depot, Inc. (The)
1.88%, 9/15/2031	274	222
3.30%, 4/15/2040	191	155
2.38%, 3/15/2051	269	168
2.75%, 9/15/2051	200	136
4.95%, 9/15/2052	308	305
Lowe's Cos., Inc.
2.80%, 9/15/2041	288	203
3.70%, 4/15/2046	250	191
3.00%, 10/15/2050	113	76
		1,456

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.
2.38%, 2/8/2041	305	224
3.45%, 2/9/2045	141	117
2.65%, 2/8/2051	401	274
2.70%, 8/5/2051	268	185
3.95%, 8/8/2052	165	144
2.80%, 2/8/2061	221	147
2.85%, 8/5/2061	155	105
Dell International LLC 5.30%, 10/1/2029	721	713
		1,909
Thrifts & Mortgage Finance — 0.9%
BPCE SA (France)
4.00%, 9/12/2023 (a)	500	492
5.15%, 7/21/2024 (a)	555	544
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	818	720
		1,756
Tobacco — 2.0%
Altria Group, Inc.
3.40%, 2/4/2041	485	330
3.88%, 9/16/2046	206	140
BAT Capital Corp. (United Kingdom) 3.56%, 8/15/2027	1,257	1,147
BAT International Finance plc (United Kingdom)
4.45%, 3/16/2028	472	440
2.25%, 9/9/2052 (e)	600	330
Imperial Brands Finance plc (United Kingdom) 6.13%, 7/27/2027 (a)	370	370
JT International Financial Services BV (Japan) 6.88%, 10/24/2032 (a)	315	335
Philip Morris International, Inc.
2.10%, 5/1/2030	388	314
5.75%, 11/17/2032	265	273
4.38%, 11/15/2041	262	214
3.88%, 8/21/2042	170	128
		4,021
Trading Companies & Distributors — 0.3%
Air Lease Corp. 5.85%, 12/15/2027	471	468
Aviation Capital Group LLC 1.95%, 1/30/2026 (a)	238	207
		675
Wireless Telecommunication Services — 1.3%
Rogers Communications, Inc. (Canada) 3.80%, 3/15/2032 (a)	567	502
T-Mobile USA, Inc.
2.63%, 2/15/2029	770	656
3.38%, 4/15/2029	505	446
3.88%, 4/15/2030	1,013	930
		2,534
Total Corporate Bonds (Cost $210,618)		185,435

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — 0.8%
Air Canada Pass-Through Trust (Canada)
Series 2020-2, Class B, 9.00%, 10/1/2025 (a)	161	160
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	38	33
American Airlines Pass-Through Trust
Series 2016-1, Class A, 4.10%, 1/15/2028	157	125
Series 2021-1, Class B, 3.95%, 7/11/2030	80	65
British Airways Pass-Through Trust (United Kingdom) Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	17	15
Delta Air Lines Pass-Through Trust Series 2019-1, Class AA, 3.20%, 4/25/2024	25	24
JetBlue Pass-Through Trust Series 2019-1, Class B, 8.00%, 11/15/2027	352	343
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025	196	183
Series 2018-1, Class AA, 3.50%, 3/1/2030	578	495
Series 2019-1, Class AA, 4.15%, 8/25/2031	31	28
Series 2019-2, Class AA, 2.70%, 5/1/2032	17	14
Total Asset-Backed Securities (Cost $1,717)		1,485
U.S. Treasury Obligations — 0.2%
U.S. Treasury Bonds
2.00%, 8/15/2051	80	54
1.88%, 11/15/2051	30	20
2.25%, 2/15/2052	60	43
2.88%, 5/15/2052	66	55
3.00%, 8/15/2052	285	244
Total U.S. Treasury Obligations (Cost $458)		416
Municipal Bonds — 0.1% (f)
Colorado — 0.1%
Colorado Health Facilities Authority, Sanford Health Series 2019B, Rev., 3.80%, 11/1/2044(Cost $326)	320	253
	SHARES (000)
Short-Term Investments — 4.1%
Investment Companies — 3.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.94% (g) (h) (Cost $7,054)	7,052	7,054
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.5%
U.S. Treasury Bills, 3.22%, 7/13/2023 (i) (j)(Cost $1,128)	1,150	1,119
Total Short-Term Investments (Cost $8,182)		8,173
Total Investments — 99.0% (Cost $221,301)		195,762
Other Assets Less Liabilities — 1.0%		1,982
NET ASSETS — 100.0%		197,744

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
Percentages indicated are based on net assets.

Abbreviations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2022.
(c)	Security is an interest bearing note with preferred security characteristics.
(d)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2022.

(e)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(f)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2022.
(i)	The rate shown is the effective yield as of November 30, 2022.
(j)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
Futures contracts outstanding as of November 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bund	13	12/08/2022	EUR	1,917	58
U.S. Treasury 10 Year Ultra Note	4	03/22/2023	USD	481	3
U.S. Treasury Long Bond	113	03/22/2023	USD	14,425	140
U.S. Treasury Ultra Bond	59	03/22/2023	USD	8,096	153
U.S. Treasury 2 Year Note	74	03/31/2023	USD	15,211	49
					403
Short Contracts
Euro-Bobl	(12)	12/08/2022	EUR	(1,504)	26
Euro-Buxl	(14)	12/08/2022	EUR	(2,317)	(150)
U.S. Treasury 10 Year Note	(74)	03/22/2023	USD	(8,421)	(49)
U.S. Treasury 10 Year Ultra Note	(128)	03/22/2023	USD	(15,386)	(155)
Long Gilt	(5)	03/29/2023	GBP	(633)	2
U.S. Treasury 2 Year Note	(7)	03/31/2023	USD	(1,439)	(5)
U.S. Treasury 5 Year Note	(37)	03/31/2023	USD	(4,025)	(27)
					(358)
					45

Abbreviations
EUR	Euro
GBP	British Pound
USD	United States Dollar

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of November 30, 2022 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	72	USD	49	Morgan Stanley	12/5/2022	—(a)
CAD	48	USD	35	BNP Paribas	12/5/2022	—(a)
CAD	76	USD	56	State Street Corp.	12/5/2022	—(a)
EUR	1,459	USD	1,448	BNP Paribas	12/5/2022	71
EUR	1,682	USD	1,742	HSBC Bank, NA	12/5/2022	8
GBP	296	USD	355	Merrill Lynch International	12/5/2022	1
GBP	12	USD	14	Royal Bank of Canada	12/5/2022	—(a)
USD	9	CAD	12	HSBC Bank, NA	12/5/2022	—(a)
USD	19	CAD	25	Morgan Stanley	12/5/2022	—(a)
USD	57	EUR	55	Morgan Stanley	1/4/2023	—(a)
USD	9	GBP	8	Royal Bank of Canada	1/4/2023	—(a)
Total unrealized appreciation						80
CAD	12	USD	9	BNP Paribas	12/5/2022	—(a)
CAD	44	USD	33	HSBC Bank, NA	12/5/2022	—(a)
CAD	25	USD	19	Morgan Stanley	12/5/2022	—(a)
USD	34	AUD	50	Goldman Sachs International	12/5/2022	—(a)
USD	15	AUD	22	Standard Chartered Bank	12/5/2022	—(a)
USD	35	CAD	48	BNP Paribas	12/5/2022	—(a)
USD	88	CAD	120	Merrill Lynch International	12/5/2022	(1)
USD	3,125	EUR	3,141	BNP Paribas	12/5/2022	(145)
USD	306	GBP	264	HSBC Bank, NA	12/5/2022	(13)
USD	52	GBP	44	Royal Bank of Canada	12/5/2022	(1)
USD	1,684	EUR	1,619	HSBC Bank, NA	1/4/2023	(5)
USD	356	GBP	296	Merrill Lynch International	1/4/2023	(1)
Total unrealized depreciation						(166)
Net unrealized depreciation						(86)

Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2022 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.39-V1	1.00	Quarterly	12/20/2027	0.77	USD 13,250	(17)	(154)	(171)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,485	$—	$1,485
Corporate Bonds	—	185,435	—	185,435

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Municipal Bonds	$—	$253	$—	$253
U.S. Treasury Obligations	—	416	—	416
Short-Term Investments
Investment Companies	7,054	—	—	7,054
U.S. Treasury Obligations	—	1,119	—	1,119
Total Short-Term Investments	7,054	1,119	—	8,173
Total Investments in Securities	$7,054	$188,708	$—	$195,762
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$80	$—	$80
Futures Contracts	431	—	—	431
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(166)	—	(166)
Futures Contracts	(386)	—	—	(386)
Swaps	—	(154)	—	(154)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$45	$(240)	$—	$(195)
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 3.94% (a) (b)	$18,643	$173,936	$185,521	$(5)	$1	$7,054	7,052	$154	$—(c)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.
(c)	Amount rounds to less than one thousand.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared

JPMorgan Corporate Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.